Class A Ordinary Shares Subject to Possible Redemption - Additional Information (Detail) - Common Class A [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Common Stock, Shares Authorized	200,000,000
Common Stock, No Par Value	$ 0.0001
Common Stock, Voting Rights	one vote
Temporary Equity, Shares Outstanding	32,000,000	0
Temporary Equity, Shares Issued	32,000,000	0